Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	March 31, 2024	December 31, 2023
Assets:
Cash and investments held in Trust Account	1	$10,788,134	$46,744,889

Liabilities:
Warrant Liabilities – Public Warrants	1	$2,587,500	$1,150,000
Warrant Liabilities – Private Placement Warrants	3	$1,485,000	$660,000
Forward Purchase Agreement	3	$1,500,000	$1,500,000
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	December 31, 2023	December 31, 2022
Assets:
Investments held in Trust Account	1	$—	$290,737,917

Liabilities:
Warrant Liabilities – Public Warrants	1	$1,150,000	$70,000
Warrant Liabilities – Private Placement Warrants	3	$660,000	$40,000
Forward Purchase Agreement	3	$1,500,000	$—

Schedule of Black Scholes Model for the Level 3 Warrants	The key inputs into the modified Black Scholes model for the Level 3 Warrants were as follows:
Input	March 31, 2024	December 31, 2023
Market price of public shares	$10.85	$10.47
Risk-free rate	4.21%	3.81%
Dividend yield	0.00%	0.00%
Exercise price	$11.50	$11.50
Volatility	0.0%	0.0%
Term to expiration (years)	0.04	0.25
The key inputs into the modified Black Scholes model for the Level 3 Warrants were as follows:
Input	December 31, 2023	December 31, 2022
Market price of public shares	$10.47	$10.04
Risk-free rate	3.81%	3.94%
Dividend yield	0.00%	0.00%
Exercise price	$11.50	$11.50
Volatility	0.0%	0.0%
Term to expiration (years)	0.25	0.42

Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities	The following tables present the changes in the fair value of Level 3 warrant liabilities:
Private Placement
Fair value as of January 1, 2024	$660,000
Change in fair value	825,000
Fair value as of March 31, 2024	$1,485,000
Private Placement Warrants
Fair value as of January 1, 2023	$40,000
Change in fair value	950,000
Fair value as of March 31, 2023	$990,000
The following tables present the changes in the fair value of Level 3 warrant liabilities:
Private Placement
Fair value as of January 1, 2023	$40,000
Change in fair value	620,000
Fair value as of December 31, 2023	$660,000
Private Placement
Fair value as of January 1, 2022	$4,372,500
Change in fair value	(4,332,500)
Fair value as of December 31, 2022	$40,000